Commitments and Contigencies - Minimum Future Commitments (Table) (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
June 30, 2021	$ 10,397
June 30, 2022	25,740
June 30, 2023	33,434
June 30, 2024	33,526
June 30, 2025	33,434
June 30, 2026 and thereafter	264,952
Total	$ 401,483